Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2019	December 31, 2018
Trade accounts payable	$60,170	$60,027
Accrued payroll	15,906	13,723
Accrued interest	1,568	1,568
Due to related parties (note 19)	794	—
Taxes payable	3,497	4,298
Deferred revenue	2,717	996
Restructuring obligation	—	467
Other payables	1,528	4,350
	$86,180	$85,429